(Loss) Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ 229,086	$ (242,372)	$ 87,317
Weighted average number of common shares - basic (in shares)	33,997,579	33,859,306	33,718,665
Dilutive effect of stock-based awards (in shares)	289,496	0	202,956
Weighted average number of common shares - diluted (in shares)	34,287,075	33,859,306	33,921,621
Earnings (loss) per common share:
Basic (in dollars per share)	$ 6.74	$ (7.16)	$ 2.59
Diluted (in dollars per share)	$ 6.68	$ (7.16)	$ 2.57